Loss per Share (Tables)	6 Months Ended
Jun. 30, 2020
Earnings Per Share [Abstract]
Schedule of Loss per Share
	Six months ended June 30,
	2020	2019

Numerator:
Net loss applicable to shareholders of ordinary shares	$(1,963)	$(426)
Interest accrued on preferred shares	(597)	(549)
Total loss attributed to ordinary shares	(2,560)	(975)

Denominator:
Shares of ordinary share used in computing basic and diluted net loss per share	576,556	576,556
Net loss per share of ordinary share, basic and diluted	$(4.44)	$(1.69)